Common shares (Tables)	12 Months Ended
Dec. 31, 2017
Common Shares Tables
Common shares

The Company is authorized to issue an unlimited number of common shares, of which the following are issued and outstanding:

	As at the Year Ended
	December 31, 2017		December 31, 2016
	# of shares	$ amount	# of shares	$ amount
As at the beginning of the year	53,856,509	$85,966,393	53,306,109	$85,051,553
Shares issued during the year:
Exercise of stock options	7,334	5,710	565,722	498,970
Rights Offering, net of issue costs (see i)	4,187,290	2,029,867
Stock options proceeds receivable -		30,285	-	(30,285)
Shares for Debt	110,000	89,031	-	-
Transfer from contributed capital on the exercise of stock options (see ii)	-	-	-	415,870
Return to Treasury of exercised stock options	-	-	(15,322)	-
As at the end of the year	58,161,133	88,121,286	53,856,509	85,966,393

	As at the Year Ended
	December 31, 2015
	# of shares	$ amount
As at the beginning of the year	44,958,843	$65,792,307
Shares issued during the year:
Exercise of stock options	347,266	335,946
Conversion of preferred shares (note 5)	8,000,000	232,600
Stock options proceeds receivable	-	-
Value assigned to acquisition of
Intellectual property	-	18,448,000
Transfer from contributed capital on the exercise of stock options	-	242,700
Return to Treasury of exercised stock options	-	-
As at the end of the year	53,306,109	85,051,553